FINANCING	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
FINANCING

NOTE 6 – FINANCING

Oxford Credit Facility

On March 28, 2024, the Company entered into a Loan and Security Agreement (the “Credit Agreement”) with Oxford Business Credit “Oxford”), as Lender. The Credit Agreement established a secured asset-backed revolving credit facility which is comprised of a maximum $2,000,000 revolving credit facility (“Credit Facility”) (“Revolving Loan Cap”). Availability under the Credit Facility is determined monthly by a borrowing base comprised of a percentage of eligible accounts receivable of the Borrowers. The Company’s obligations under the Credit Agreement are secured by a continuing security interest in all property of each Loan Party, subject to certain excluded collateral (as defined in the Credit Agreement). As of September 30, 2024, there was approximately $22,000 due from Oxford for cash collections received that exceeded the amount due on the Credit Agreement. As of September 30, 2024, there were no funds available for borrowing under the Credit Facility.

Borrowings under the Credit Facility take the form of base rate loans at interest rates of the Wall Street Journal Prime Rate plus 2.5%, but in any event no less than 10%. The Credit Agreement includes certain covenants which include, but are not limited to restrictions on debt, asset liens, capital expenditures, formation of new entities and financial covenants. For the three and nine months ended September 30, 2024, the Company incurred interest expense of approximately $24,000 and $66,000, respectively associated with financing costs from the Credit Agreement.

The Credit Agreement is for a two-year term that expires on November 28, 2026, and automatically renews for an additional one-year term on each anniversary of date of the agreement unless the Company notifies Oxford within 60 days before the anniversary date of its intention to pay off the Credit Facility and terminate the Credit Agreement.

The Company is subject to a two percent (2%) exit fee (“Exit Fee”) of the Revolving Loan Cap if the Company terminates the Credit Agreement and repays the obligations under Credit Facility prior to the anniversary date of the Credit Agreement. The Exit Fee shall automatically renew on the two-year anniversary date of the Loan Agreement for an additional one-year period unless the Company notifies Lender in writing within sixty (60) days before such anniversary date of Borrower’s intention to pay off this Credit Facility and terminate the Credit Agreement and all obligations of the Credit Facility are paid in full by such anniversary date. There were no draws against the Credit Facility since inception of the Credit Agreement.

On October 17, 2024, the Company voluntarily terminated the Credit Agreement. Pursuant to the terms of the Credit Agreement the Company was obligated to pay a $40,000 Exit Fee due to termination prior to the anniversary date of the Credit Agreement.

Fifth Third Bank Asset-backed Revolving Credit Facility

On October 14, 2022, the Company entered into a Loan and Security Agreement with Fifth Third Financial Corporation (the “Credit Agreement”), as Lender, replacing the Company’s credit facilities with Crestmark and IHC that were terminated by the Company on October 13, 2022. The Credit Agreement established a secured asset-backed revolving credit facility which is comprised of a maximum $15,000,000 revolving credit facility (“Credit Facility”). The Credit Facility was terminated on November 17, 2023. Availability under the Credit Facility was determined monthly by a borrowing base comprised of a percentage of eligible accounts receivable and eligible inventory of the Borrowers. The Company’s obligations under the Credit Agreement are secured by a continuing security interest in all property of each Loan Party, subject to certain excluded collateral (as defined in the Credit Facility).

Costs associated with closing of the Credit Agreement of approximately $254,000 were deferred and being amortized over life of the loan. During the three months and nine months ended September 30, 2023 the Company incurred approximately $21,000 and $63,000, respectively associated with the amortization of deferred financing costs from the Credit Agreement.

ALGORHYTHM HOLDINGS, INC. and SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2024 and 2023

(Unaudited)

Borrowings under the Credit Facility took the form of base rate loans at interest rates of the greater of either (a) the Prime Rate plus 0.50% or (b) the Secured Overnight Financing Rate (“SOFR”) 30-day term rate plus 3%, subject to a minimum of 0.050% in either case.

During the three and nine months ended September 30, 2023, the Company incurred interest expense of approximately $19,000 and $59,000 respectively, associated with interest and financing costs from the Credit Agreement.

On May 19, 2023, the Company executed a Waiver and First Amendment agreement which provides for a waiver of previous defaults and instituted new covenants.

On August 30, 2023, the Company entered into a Waiver and Second Amendment (the “Revolving Loan Amendment”) to the Credit Agreement. The Revolving Loan Amendment provides for, among other things, (i) a waiver of all known existing defaults under the Credit Agreement as of the date of the Revolving Loan Amendment and (ii) the amendment of the definition of “Borrowing Base” to reduce from $5,000,000 to $2,000,000.

On November 17, 2023, the Company voluntarily terminated the Credit Agreement as the Company could not comply with the debt coverage financial covenant effective September 30, 2023. There was no balance outstanding on the credit agreement as of the termination date.

Merchant Cash Advance payable – Agile Capital Funding, LLC

Pursuant to the acquisition of SemiCab, the Company assumed a Merchant Cash Advance (“MCA Financing”) payable with Agile Capital Funding, LLC (“Agile”). On March 22, 2024, SemiCab entered into a MCA Financing agreement with Agile. The initial amount borrowed was $315,000, with net proceeds to the Company in the amount of $300,000. Repayment terms stipulate weekly payments in the amount of $16,200 for weeks, for a total of $453,600 repaid. The effective interest rate for the borrowings is 15%. As September 30, 2024 the amount due on this MCA Financing was approximately $146,500.

Merchant Cash Advance payable – Cedar Advance, LLC

Pursuant to the acquisition of SemiCab, the Company assumed a MCA Financing payable with Cedar Advance, LLC (“Cedar”). On May 8, 2024, SemiCab entered into an MCA Financing with Cedar. The initial amount borrowed was $215,000, with net proceeds to the Company in the amount of $204,250. Repayment terms stipulate weekly payments in the amount of $11,133 for 28 weeks, for a total of $311,750 repaid. The effective interest rate for the borrowings is 18%. As September 30, 2024 the amount due on this MCA Financing was approximately $156,920.

Loan Payable SemiCab Investor

SemiCab maintains a loan from a SemiCab investor in the amount of $50,000. The loan bears interest at 10% per annum and matured on May 15, 2024 and is unsecured. As of September 30, 2024 the loan had not been paid and is in default. The principal amount due is recorded as a component of notes payable on the accompanying condensed consolidated balance sheets.

NOTE 6 – FINANCING

Oxford Credit Facility

On March 28, 2024, the Company entered into a Loan and Security Agreement with Oxford Business Credit (the “Credit Agreement”), as Lender. The Credit Agreement established a secured asset-backed revolving credit facility which is comprised of a maximum $2,000,000 revolving credit facility (“Credit Facility”). Availability under the Credit Facility is determined monthly by a borrowing base comprised of a percentage of eligible accounts receivable of the Borrowers. The Company’s obligations under the Credit Agreement are secured by a continuing security interest in all property of each Loan Party, subject to certain excluded collateral (as defined in the Credit Agreement).

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

Borrowings under the Credit Facility take the form of base rate loans at interest rates of the greater of either (a) the Prime Rate plus 2.5% The Credit agreement includes certain covenants which include, but are not limited to restrictions on debt, asset liens, capital expenditures, formation of new entities and financial covenants.

The Credit Agreement is for a two-year term that expires on November 28, 2026, and automatically renews for an additional one-year term on each anniversary of date of the agreement unless the Company notifies Oxford within 60 days before the anniversary date of its intention to pay off the Credit Facility and terminate the Credit Agreement.

The Company is subject to a two percent (2%) Exit Fee if the Company terminates the Credit Agreement and repays the obligations under Credit Facility prior to the anniversary date of the Credit Agreement. The Exit Fee shall automatically renew on the two-year anniversary date of the Loan Agreement for an additional one-year period unless the Company notifies Lender in writing within sixty (60) days before such anniversary date of Borrower’s intention to pay off this Credit Facility and terminate the Credit Agreement and all obligations of the Credit Facility are paid in full by such anniversary date.

Fifth Third Bank Asset-backed Revolving Credit Facility

On October 14, 2022, the Company entered into a Loan and Security Agreement with Fifth Third Financial Corporation (the “Credit Agreement”), as Lender, replacing the Company’s credit facilities with Crestmark and IHC that were terminated by the Company on October 13, 2022. The Credit Agreement established a secured asset-backed revolving credit facility which is comprised of a maximum $15,000,000 revolving credit facility (“Credit Facility”). The Credit Facility was terminated on November 17, 2023. Availability under the Credit Facility was determined monthly by a borrowing base comprised of a percentage of eligible accounts receivable and eligible inventory of the Borrowers. The Company’s obligations under the Credit Agreement are secured by a continuing security interest in all property of each Loan Party, subject to certain excluded collateral (as defined in the Credit Agreement).

Costs associated with closing of the Credit Agreement of approximately $254,000 were deferred and being amortized over life of the loan. During the nine months ended December 31, 2023, and 2022, the Company incurred amortization expenses of approximately $215,000 and $18,000 respectively associated with the amortization of deferred financing costs from the Credit Agreement. During the fiscal years ended March 31, 2023, and 2022, the Company incurred amortization expense of approximately $39,000 and $0, respectively, associated with the amortization of deferred financing costs from the Credit Agreement.

Borrowings under the Credit Facility took the form of base rate loans at interest rates of the greater of either (a) the Prime Rate plus 0.50% or (b) the Secured Overnight Financing Rate (“SOFR”) 30-day term rate plus 3%, subject to a minimum of 0.050% in either case. For the nine months ended December 31, 2023, and 2022, the Company incurred interest expense of approximately $28,000 and $19,000, respectively. For the fiscal years ended March 31, 2023, and 2022, the Company incurred interest expense of approximately $33,000 and $0, respectively.

On May 19, 2023, the Company executed a Waiver and First Amendment agreement which provides for a waiver of previous defaults and instituted new covenants. On November 17, 2023, the Company voluntarily terminated the Credit Agreement as the Company could not comply with the debt coverage financial covenant effective September 30, 2023. There was no balance outstanding on the credit agreement as of the termination date.

Intercreditor Revolving Credit Facility Crestmark Bank and Iron Horse Credit

On June 16, 2020, the Company entered into a two-year Credit and Security Agreement for a $2,500,000 financing facility, with Iron Horse Credit (“IHC”) on eligible accounts receivable and inventory. Also, on June 16, 2020, the Company entered into a two-year Loan and Security Agreement for a $10,000,000 financing facility with Crestmark Bank (“Crestmark”) on eligible accounts receivable. For the nine months ended December 31, 2023, and 2022, the Company incurred approximately $0 and $8,000, respectively, in amortization costs for deferred financing charges associated with the credit and security agreements with Crestmark and IHC. The Company also incurred interest expense of approximately $400,000 and $500,000 for the fiscal years ended March 31, 2023, and 2022, respectively, associated with the credit and security agreements with Crestmark and IHC.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022